Intangible assets, net (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Travel license	31,056	31,056	4,760
Insurance agency license	11,711	11,711	1,795
Software	74,535	73,721	11,297
Technology	4,300	4,300	659
Trade names	41,634	41,634	6,381
Business Cooperation Agreements	660,215	—	—
Supplier relationship	8,560	8,560	1,312
Customer relationship	21,787	21,787	3,339
Non-compete agreements	6,399	6,399	981
Subtotal	860,197	199,168	30,524
Less: Accumulated amortization	(661,916)	(105,484)	(16,166)
Less: Impairment	(32,014)	(22,322)	(3,421)
Total	166,267	71,362	10,937

Schedule of annual estimated amortization expense for intangible assets

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2021	16,334	2,503
2022	11,026	1,690
2023	8,917	1,367
2024	6,155	943
2025	4,270	654
Thereafter	24,660	3,780
Total	71,362	10,937